Intangible Assets and Goodwill (Details Narrative) (10K) - LendingClub Corp [Member] - USD ($) $ in Thousands	3 Months Ended							9 Months Ended				12 Months Ended
	Sep. 30, 2017		Dec. 31, 2016	Sep. 30, 2016		Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2017		Sep. 30, 2016		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period for total intangibles												13 years 9 months
Amortization expense	$ 10			$ 12				$ 33		$ 36		$ 4,800	$ 5,300	$ 3,900
Goodwill impairment		[1]	$ 0	$ 1,650	[1]	$ 35,400	$ 0		[1]	$ 37,050	[1]	$ 37,050
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, amortized period												14 years

[1]	Prior period amounts have been reclassified to conform to the current period presentation. See “Notes to Condensed Consolidated Financial Statements – Note 1. Basis of Presentation” for additional information.